Document and Entity Information	Aug. 07, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001782524
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	Morgan Stanley Direct Lending Fund
Entity Incorporation State Country Code	DE
Entity File Number	814-01332
Entity Tax Identification Number	84-2009506
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	1 (212)
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MSDL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false